FINANCIAL DEBT WITH THIRD PARTIES - SENIOR SECURED NOTES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Total indebtedness	$ 616,811
Senior Secured Notes | Level 1 member
Disclosure of detailed information about borrowings [line items]
Total indebtedness	$ 505,818	$ 503,945
Maturity Date	2022
Borrowings, original currency	U.S. dollar
Principal	$ 490,262	488,389
Interest accrued	$ 15,556	$ 15,556